Share Capital and Capital reserve - Narrative (Details) $ / shares in Units, € in Millions, $ in Millions					3 Months Ended		6 Months Ended
	Jan. 04, 2021 shares	Feb. 02, 2020	Jan. 02, 2020	Jan. 02, 2019	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 $ / shares	Jun. 29, 2021 EUR (€)	Jan. 01, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 $ / shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price		20.00%	20.00%	20.00%
Dividends recognised as distributions to owners per share (in dollars per share)					$ 28.7055	$ 25.2127
Preference shares, dividend payment terms, weighted average share price, minimum term required					10 days		10 days	10 days
Share repurchase programme | $								$ 300.0
Proceeds from sale or issue of treasury shares							€ 10.5	$ 12.8
Other reserves | €							7.8			€ 5.0	€ 21.7	€ 24.5
Reserve of change in value of forward elements of forward contracts | €							€ 2.8				€ 4.4	€ 0.0
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share)									$ 10.00				$ 10.00
Ordinary shares | Founder Entities
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares) | shares	3,875,036
Founder Preferred shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share)									$ 10.00				$ 10.00